Summary of Significant Accounting Policies (Details 3) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total assets	$ 9,990	$ 24,532
Total liabilities		1,178
Money market fund [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total assets	9,990	24,532
Warrant liability [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total liabilities		1,178
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total assets	9,990	24,532
Total liabilities
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member] | Money market fund [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total assets	9,990	24,532
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member] | Warrant liability [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total assets
Total liabilities
Significant Other Observable Inputs (Level 2) [Member] | Money market fund [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total assets
Significant Other Observable Inputs (Level 2) [Member] | Warrant liability [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total liabilities
Significant Unobservable Inputs (Level 3) [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total assets
Total liabilities		1,178
Significant Unobservable Inputs (Level 3) [Member] | Money market fund [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total assets
Significant Unobservable Inputs (Level 3) [Member] | Warrant liability [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total liabilities		$ 1,178